Consolidated Statements of Earnings - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Revenue	$ 14,676,152,000	$ 14,296,360,000
Operating expenses
Costs of services, selling and administrative	12,259,730,000	11,982,421,000
Acquisition-related and integration costs	5,866,000	53,401,000
Cost optimization program	91,063,000	8,964,000
Net finance costs	27,889,000	52,463,000
Foreign exchange loss	653,000	1,198,000
Operating expenses	12,385,201,000	12,098,447,000
Earnings before income taxes	2,290,951,000	2,197,913,000
Income tax expense	598,236,000	566,664,000
Net earnings	$ 1,692,715,000	$ 1,631,249,000
Earnings per share
Basic earnings per share (CAD per share)	$ 7.42	$ 6.97
Diluted earnings per share (CAD per share)	$ 7.31	$ 6.86